Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Commercial mortgage loans on real estate	$ 628,506	$ 671,104
Policy loans	12,802	12,822
Total
Financial assets
Commercial mortgage loans on real estate	704,414	739,515
Policy loans	12,802	12,822
Total financial assets	717,216	752,337
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	265,756	264,155
Obligation under securities agreement	42,534	42,830
Total financial liabilities	308,290	306,985
Level 1
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	12,802	12,822
Total financial assets	12,802	12,822
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	42,534	42,830
Total financial liabilities	42,534	42,830
Level 2
Financial assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Total financial assets	0	0
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	0	0
Total financial liabilities	0	0
Level 3
Financial assets
Commercial mortgage loans on real estate	704,414	739,515
Policy loans	0	0
Total financial assets	704,414	739,515
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	265,756	264,155
Obligation under securities agreement	0	0
Total financial liabilities	265,756	264,155
Carrying Value
Financial assets
Commercial mortgage loans on real estate	628,506	671,104
Policy loans	12,802	12,822
Total financial assets	641,308	683,926
Financial liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	240,633	243,743
Obligation under securities agreement	42,534	42,830
Total financial liabilities	$ 283,167	$ 286,573